UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07850

PNC Advantage Funds

(Exact name of registrant as specified in charter)

One East Pratt Street, 5th Floor Baltimore, MD 21202
(Address of principal executive offices) (Zip code)

John M. Loder, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199-3600
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-364-4890

Date of fiscal year end: May 31

Date of reporting period: July 1, 2011 – June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2011 TO JUNE 30, 2012

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07850

Reporting Period: 07/01/2011 - 06/30/2012

PNC Advantage Fund

=========== PNC Advantage Institutional Government Money Market Fund ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ PNC Advantage Institutional Money Market Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============ PNC Advantage Institutional Treasury Money Market Fund ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	PNC Advantage Funds

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)

Date	August 17, 2012

*Print the name and title of each signing officer under his or her signature.